UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

James M. Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	07/30

Date of reporting period:	1/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Polynous Growth

Fund

Semi-Annual Report

(Unaudited)

January 31, 2007

Fund Advisor:

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

(800) 924-3863

Summary of Semi-Annual Period August 1, 2006 through January 31, 2007

Dear Shareholder:

The Polynous Growth Fund's latest semi-annual period resulted in positive absolute performance as the Fund appreciated by 11.19 percent (6.20 percent if an investor had paid the maximum sales charge of 4.50 percent at the beginning of the period). The Fund’s absolute performance is reasonably attractive over the semi-annual period, but it was somewhat below the performance of the Russell 2000 Small-Cap Index which appreciated 14.95 percent during the period. Please also refer to the management discussion in the following section for further commentary on the Fund's performance as this shareholder letter will contain more general commentary on overall economic and stock market conditions.

The stock market environment experienced a strong recovery in the latter half of 2006 from the concerns and weakness seen earlier in 2006. In retrospect, the concerns of earlier in 2006, e.g., additional interest rate increases affecting the stock market, slowing economic growth, and increasing inflation, turned out to be misplaced. Once the more positive aspects of the U.S economy became more widely perceived, the stock market performed very well into early in 2007. Near the end of the semi-annual period, I felt that the market had actually recovered a bit too strongly, however, and so the Fund was positioned much more conservatively due to increasing valuations and the increasingly speculative nature of the better performing stocks. Subsequent events have shown my conservatism appropriate as the more speculative sectors of the market experienced a significant decline in early March in response to volatility in foreign stock markets and a few industry specific issues here in the United States.

Although our somewhat conservative approach to investing in smaller companies is also focused on factors that should be of concern at any given time, our overall outlook continues to be fairly constructive. Growth rates in the U.S. economy should slow to some extent this year to probably around two percent versus four percent growth in 2006, but this is still a stronger rate of growth than that seen in other developed economies such as Japan and in the major countries of Europe. Inflation rates, while also of concern to many market participants, should continue to be benign in a range of between two percent and three percent. Energy prices, while still high relative to historical norms, will probably actually continue to be ten to twenty percent below average energy prices throughout most of 2006 and will provide some further relief from overall inflation pressures. A topic of considerable concern in 2006, additional interest rate increases by the Federal Reserve, should probably be of less concern in 2007 given the slower growth rates in the overall economy and the low levels of inflation. In any case, if there are more negative “events” connected to various factors of concern, i.e., the health of foreign economies, U.S. residential real estate, “sub-prime” lending disruptions, etc., then a more expansive monetary policy from the Federal Reserve in response to such events should also be positive for the stock market.

My main concerns at this point are actually somewhat the opposite of many market participants, in that the increasing global integration of economic activity is a deflationary force in my opinion. Goods and services being increasingly sourced from lower cost areas of the world such as China and India are a positive factor in affecting overall inflation rates, but are also potentially a negative factor affecting the competitiveness of goods and services from U.S. companies. Partly due to slowing overall economic growth, but also partly due to other complex factors, U.S. profit growth in the first quarter of 2007 is projected to be only about five percent above the first quarter of 2006 (versus low-to-mid teens growth during most of 2006). Some of the “other complex factors” are also connected to the leading-edge business practices of many U.S. companies as their sophisticated information systems are continually monitoring all aspects of their business activities and their managers are also typically inclined to react quickly to changing business conditions. As the U.S. economy slows a bit, such proactive management practices can exacerbate perceptions of short-term weakness, but such proactive approaches also mitigate more difficult issues such as protracted inventory imbalances and overinvestment in production capacity. My positive view of such management practices supports my overall constructive belief in the sustainable strengths of the U.S. economy, but I will also be continually vigilant in reviewing whether larger factors may affect continuing U.S. economic growth.

Some topics that seem to be of more concern to others, however, are uncertainties about the overall housing market and the “sub-prime” mortgage market. The overall housing market did over-expand in terms of new housing construction and in the appreciation of the value of existing homes. That was enabled by low interest rates. As mentioned in my latest annual report, however, residential construction in the U.S. was only six percent of overall U.S economic output (and historically in a range between four and five percent) and so even a 40 percent decline in new home construction would not, by itself, result in the U.S. having a recession. The U.S. has also previously experienced pretty difficult periods, when, in some areas of the country, the value of existing homes decreased 20 to 40 percent over a period of some years (Texas in the early 80s and parts of Southern California in the early 1990s), but those areas and the rest of the country seemed to somehow survive and ultimately prosper once again.

The “sub-prime” mortgage industry is more of a new experience, however, lower credit quality borrowers are relatively insignificant in their total numbers and so the overall financial strength of the U.S. will probably also result in such ups and downs being a mere blip in economic history. The “headline” risk is probably more substantial than any real risk and may be with us for some time as the nightly news will likely revel in sad stories of increasing payments of adjustable rate mortgages leading to higher and higher rates of foreclosures. My comments do not intend to be insensitive to the human costs of such disruptions, but the economic costs should be able to be absorbed by an economy whose aggregate net worth continues to grow due to its overall productivity and enterprising characteristics.

As my comments suggest, my overall view is pretty positive currently relative to the concerns of many other market participants. The Fund has also transitioned from being somewhat defensively invested at the end of the semi-annual period at the end of January (about 20 percent in cash) to now having less than two percent of the Fund in cash. The sharp market declines of early-March took a lot of the froth out of the market and resulted in better quality small-cap stocks being much more attractively valued. I will continue to be diligent, however, in both monitoring overall economic trends and stock market valuation levels and will be ready to again change the Fund’s investment positioning in relation to changing stock market and economic trends.

Yours truly,

Kevin L. Wenck

Portfolio Manager

President, Polynous Capital Management

Management Discussion & Analysis

As noted in the accompanying table, the Fund (before accounting for an assumed sales charge of 4.50 percent) increased 11.19 percent during the latest semi-annual period. This above average absolute return was unfortunately somewhat below various market index returns as the Russell 2000 Index increased 14.95 percent and the Standard & Poor’s 500 Index increased 13.73 percent during the same period. As mentioned in the shareholder letter, the Fund becoming more conservative after a significant market advance during the early part of the period did affect performance to some extent as the market continued to advance through the end of the period. Performance was also broad based as the Fund had a large number of significant contributors across the Consumer, Health Care, Capital Goods, and Technology sectors. Stocks in the Financial and Energy sectors typically detracted from performance as higher interest costs affected perceptions about Financial stocks and flattening energy prices caused momentum-oriented investors to sell many energy related stocks. The Fund’s Financial sector stocks are now at valuations that are very attractive relative to more recent trends and the Fund’s energy stocks are still extremely profitable relative to historical norms and also very inexpensive relative to overall market valuation levels.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the Russell 2000 Index on January 31, 1997 and held through January 31, 2007. The S&P 500 Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Polynous Growth Fund portfolio. The Indices’ returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

The views expressed are those of the author. Views expressed are subject to change based on market and other conditions. This report contains forward-looking statements, and actual results may differ materially from those projected in such statements.

For a prospectus and more information, including charges and expenses, call toll free 1-800-528-8069. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. For performance information current to the most recent month-end, please call toll free 1-800-924-3863.

Distributed by Polynous Securities, LLC.

One Pine Street, Suite 2208

San Francisco, CA 94111

Member NASD, SIPC

FUND HOLDINGS – (unaudited)

1As a percent of net assets

[2]Market capitalizations from $50 million - $1 billion
[3]Market capitalizations from $1 billion - $10 billion
4U.S. companies with market capitalizations below $50 million or above $10 billion.

The investment objective of the Polynous Growth Fund is long-term capital appreciation. The Fund primarily invests in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $10 billion and which are typically described as small-capitalization and mid-capitalization companies. Within this market capitalization range, the Fund focuses on companies that are typically considered “growth” companies and that the Fund’s advisor expects to have annual revenue growth rates between 15% and 30%. The Fund occasionally may invest in securities of companies with capitalizations smaller than $50 million or larger than $10 billion if doing so contributes to the Fund’s investment objective.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses - (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (loads); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments and contingent deferred sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Polynous Growth Fund	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid during the Period August 1, 2006 - January 31, 2007 *
Actual	$1,000.00	$1,111.86	$10.38
Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$9.90

* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Polynous Growth Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Common Stocks - 79.92%	Shares	Value

Commercial Banks - 1.31%
Integrity Bancshares, Inc. (a)	11,994	$ 162,159

Crude Petroleum & Natural Gas - 10.65%
Brigham Exploration Co. (a)	30,000	184,500
W&T Offshore, Inc.	11,400	350,208
Cimarex Energy Co.	5,900	221,132
Encore Acquisition Co. (a)	11,700	303,615
Newfield Exploration Co. (a)	6,000	256,860
		1,316,315

Drawing & Insulating of Nonferrous Wire - 1.61%
Optical Cable Corp. (a)	38,440	199,504

Drilling Oil & Gas Wells - 4.22%
Hercules Offshore, Inc. (a)	10,800	285,552
Patterson-UTI Energy, Inc.	9,800	236,670
		522,222

Electrical Work - 2.13%
Comfort Systems USA, Inc.	21,500	262,730

Electromedical & Electrotherapeutic - 0.80%
Criticare Systems, Inc. (a)	29,600	99,160

Electronic Computers - 3.02%
Rackable Systems, Inc. (a)	8,000	152,800
Xata Corp. (a)	43,600	221,052
		373,852

Fabricated Plate Work (Boiler Shops) - 2.36%
Chart Industries, Inc. (a)	18,200	291,928

Fire, Marine, Casualty Insurance - 1.85%
Direct General Corp.	11,000	228,800

Household Audio & Video Equipment - 0.89%
Directed Electronics, Inc. (a)	11,000	110,000

Insurance Carriers - 2.07%
Hallmark Financial Services, Inc. (a)	25,100	255,769

In Vitro & In Vitro Diagnostic Substances - 0.32%
Gene Logic, Inc. (a)	966	1,594
Neogen Corp. (a)	1,660	37,831
		39,425

Miscellaneous Chemical Products - 0.73%
Sulphco, Inc. (a)	20,200	90,294

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Schedule of Investments - continued
January 31, 2007 (Unaudited)

Common Stocks - 79.92% - continued	Shares	Value

Miscellaneous Fabricated Metal Products - 1.24%
Sun Hydraulics Corp.	7,177	$ 152,655

National Commercial Banks - 2.64%
Sky Financial Group, Inc.	11,500	326,025

Oil & Gas Field Service - 2.48%
RPC, Inc.	17,200	306,160

Pharmaceutical Preparations - 5.26%
Caraco Pharmaceutical Labratories Ltd. (a)	18,400	244,720
Interpharm Holdings, Inc. (a)	129,400	251,036
Orthologic Corp. (a)	110,000	155,100
		650,856

Radio and TV Broadcasting - 5.59%
Ceragon Networks, Ltd. (a)	34,400	205,712
Radyne Corp. (a)	22,500	235,350
Spectralink Corp. (a)	27,600	249,504
		690,566

Railroad Equipment - 1.38%
Portec Rail Products, Inc.	17,000	170,000

Retail - Drug Stores and Proprietary Stores - 2.10%
PetMed Express, Inc. (a)	22,000	260,040

Semiconductors & Related Devices - 3.95%
Conexant Systems, Inc. (a)	146,000	271,560
Vitesse Semiconductor Corp. (a)	255,000	216,750
		488,310

Sergical & Medical Instruments & Apparatus - 1.99%
Foxhollow Technologies, Inc. (a)	3,200	65,696
Pro-Dex, Inc. (a)	134,800	180,632
		246,328

Services - Advertising - 1.41%
Housevalues, Inc. (a)	33,500	174,535

Services - Computer Intergrated Systems Design - 1.47%
Sapient Corp. (a)	29,000	182,120

Services - Computer Programming Services - 3.18%
Ness Technologies, Inc. (a)	29,300	392,913

Services - Home Health Care Services - 1.59%
ATC Healthcare, Inc. - Class A (a)	615,900	197,088

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Schedule of Investments
January 31, 2007 (Unaudited)

Common Stocks - 79.92% - continued	Shares	Value

Services - Prepackaged Software - 6.20%
ActivIdentity Corp (a)	46,000	$ 236,900
Tibco Software, Inc. (a)	28,500	264,480
Website Pros, Inc. (a)	30,600	264,690
		766,070

State Commercial Banks - 3.96%
Colonial Bancgroup, Inc.	11,300	277,302
Dearborn Bancorp, Inc. (a)	12,105	212,684
		489,986

Telephone & Telegraph Apparatus - 2.64%
Pegasus Wireless Corp (a)	36,000	24,480
Tellabs, Inc. (a)	30,000	302,100
		326,580

Trucking (No Local) - 0.88%
Old Dominion Freight Line, Inc. (a)	3,900	108,342

TOTAL COMMON STOCKS (Cost $10,247,072)		9,880,732

Warrants - 0.01%
Tengasco, exercise price @ $0.45, expires 09/12/08 (a) (b)	15,073	955

TOTAL WARRANTS (Cost $0)		955

	Principal
U.S. Treasuries - 10.51%	Amount

United States Treasury Bill, 02/01/2007	$ 600,000	600,000
United States Treasury Bill, 02/08/2007	700,000	699,366

TOTAL U.S. TREASURIES (Cost $1,299,331)		1,299,366

Money Markets - 7.95%	Shares
Fidelity Institutional Money Market Fund, 5.20% (c)	470,512	470,512
Huntington Money Market Fund, 4.44% (c)	512,645	512,645

TOTAL MONEY MARKETS (Cost $983,157)		983,157

TOTAL INVESTMENTS (Cost $12,529,560) - 98.39%		$ 12,164,210

Other assets in excess of liabilities - 1.61%		199,015

TOTAL NET ASSETS - 100.00%		$ 12,363,225

(a) Non-income producing.
(b) As of January 31, 2007, this security is currently valued according to fair value procedures approved by the Trust.
(c) Variable rate securities; the coupon rate shown represents the rate at January 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Statement of Assets and Liabilities (Unaudited)
January 31, 2007

Assets
Investments in securities, at market value (cost $12,529,560)	$ 12,164,210
Receivable for investments sold	474,688
Dividends receivable	2,422
Prepaid expenses	302
Interest receivable	3,187
Total assets	12,644,809

Liabilities
Payable for investments purchased	249,237
Payable to Admininstrator, Transfer Agent and Fund Accountant	12,397
Payable to Advisor	5,848
Accrued 12b-1 fees	2,559
Payable to custodian	2,994
Payable to trustees and officers	544
Other accrued expenses	8,005
Total liabilities	281,584

Net Assets	$ 12,363,225

Net Assets consist of:
Paid in capital	$ 14,752,254
Net investment (loss)	(52,936)
Accumulated net realized (loss) on investments	(1,970,743)
Net unrealized depreciation on investments	(365,350)

Net Assets	$ 12,363,225

Shares outstanding (unlimited number of shares authorized)	828,915

Net asset value per share	$ 14.91

Maximum offering price per share ($14.91 / 0.955) (a)	$ 15.61

Redemption price per share ($14.91 * 0.99) (b)	$ 14.76

(a) A maximum sales charge of up to 4.50% will be imposed on purchases less than $500,000.
(b) See Note 8 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Statement of Operations (Unaudited)
For the Six Months Ended January 31, 2007

Investment Income
Dividend income	$ 20,596
Interest income	42,421
Total Income	63,017

Expenses
Investment advisor fee (a)	59,315
12b-1 fee	14,864
Administration expenses	15,879
Transfer agent expenses	13,410
Fund accounting expenses	10,081
Legal expenses	7,562
Auditing expenses	6,302
Custodian expenses	4,234
Printing expenses	3,143
Trustee expense	2,622
Pricing expenses	2,269
CCO Expense	2,179
Insurance expenses	1,717
Registration expenses	655
Miscellaneous expenses	403
Total Expenses	144,635
Waived fees (a)	(28,682)
Total operating expenses	115,953
Net Investment (Loss)	(52,936)

Realized & Unrealized Gain
Net realized gain on investment securities	803,630
Change in unrealized appreciation (depreciation)
on investment securities	517,160
Net realized and unrealized gain on investment securities	1,320,790
Net increase in net assets resulting from operations	$ 1,267,854

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Statements of Changes In Net Assets
	For the
	Six Months ended	For the
	January 31, 2007	Year ended
Increase (Decrease) in Net Assets from:	(Unaudited)	July 31, 2006
Operations
Net investment (loss)	$ (52,936)	$ (79,963)
Net realized gain on investment securities	803,630	1,363,149
Change in unrealized appreciation (depreciation)	517,160	(1,211,381)
Net increase in net assets resulting from operations	1,267,854	71,805

Capital Share Transactions
Proceeds from shares sold	294,558	1,707,114
Amount paid for shares repurchased	(385,081)	(341,169)
Net increase (decrease) in net assets resulting
from share transactions	(90,523)	1,365,945
Total Increase in Net Assets	1,177,331	1,437,750

Net Assets
Beginning of period	11,185,894	9,748,144

End of period	$ 12,363,225	$ 11,185,894

Accumulated undistributed net investment income (loss) included
in net assets at end of period	$ (52,936)	$ -

Capital Share Transactions
Shares sold	21,265	124,731
Shares repurchased	(26,769)	(24,312)

Net increase (decrease) from capital share transactions	(5,504)	100,419

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Financial Highlights
For a share outstanding during the period
	For the
	Six Months Ended		For the		For the	For the	For the		For the
	January		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	31, 2007 (Unaudited)		July 31, 2006		July 31, 2005	July 31, 2004	July 31, 2003		July 30, 2002

Selected Per Share Data
Net asset value, beginning of period	$ 13.41		$ 13.28		$ 10.46	$ 10.26	$ 5.96		$ 10.13
Income from investment operations
Net investment (loss)	(0.06)		(0.10)		(0.15)	(0.14)	-	*	(0.15)	*
Net realized and unrealized gain (loss)	1.56		0.23		2.97	0.34	4.30		(4.02)
Total from investment operations	1.50		0.13		2.82	0.20	4.30		(4.17)

Paid in Capital from redemption fees	$ -		$ -		$ -	$ -	$ -		$ -

Net asset value, end of period	$ 14.91		$ 13.41		$ 13.28	$ 10.46	$ 10.26		$ 5.96

Total Return (a)	11.19%	(b)	0.98%		26.96%	1.95%	72.15%		-41.16%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 12,363		$ 11,180		$ 9,749	$ 7,453	$ 8,237		$ 4,148
Ratio of expenses to average net assets	1.95%	(d)	1.93%	(c)	1.90%	1.90%	1.90%		1.90%
Ratio of expenses to average net assets
before waiver & reimbursement	2.43%	(d)	2.59%		2.93%	2.89%	3.44%		3.17%
Ratio of net investment income (loss) to
average net assets	(0.89)%	(d)	(0.72)%		(1.27)%	(1.32)%	(0.05)%		(1.57)%
Ratio of net investment income (loss) to average

net assets before waiver & reimbursement	(1.37)%	(d)	(1.38)%	(2.30)%	(2.31)%	(1.60)%	(2.83)%
Portfolio turnover rate	76.97%		250.52%	275.53%	418.73%	194.90%	405.11%

* Net investment income amounts were calculated using the averge shares method.

(a) Total return calculation does not reflect load. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(b) Not annualized.
(c) Effective December 1, 2005 the Advisor agreed to waive fees to maintain Fund expenses at 1.95%. Prior to that date, the expense cap was 1.90%.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The Polynous Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Polynous Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. On March 30, 2001, the Predecessor Fund acquired all of the assets and assumed all of the liabilities of the Polynous Growth Fund, a series of the Polynous Trust, in a tax-free reorganization. The Trust is an open-end management investment company established under the laws of Ohio by an agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on August 12, 1996. The objective of the Fund is long term capital appreciation. The investment adviser to the Fund is Polynous Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, the positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net assets amounts above $1 billion. The Advisor earned fees of $59,315 from the Fund for the six months ended January 31, 2007, excluding the waiver described below. The Advisor has contractually agreed to waive some or all of its management fees and/or reimburse Fund expenses to limit operating expenses to an annual rate of 1.95% excluding brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes, indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary expenses through November 30, 2007. For the six months ended January 31, 2007, the Advisor waived fees of $28,682. Any operating expenses of the Fund reimbursed by the Advisor or management fees waived are subject to recoupment in the first three fiscal years following the year in which reimbursement occurred, if the total expenses of the Fund for such years (after recoupment) do not exceed the expense limitation in place at the time of the waiver or reimbursement. As of July 31, 2006, the amounts available to be potentially recouped by the Advisor are listed in the table below:

Fees waived during Period ended July 31,	Amount Eligible to be Recouped	Subject to Recoupment until July 31,
2004	$71,112	2007
2005 2006	$83,191 $72,485	2008 2009

In addition, fees waived by the Advisor during the six months ended January 31, 2007 totaling $28,682 are subject to potential recoupment by the Advisor through July 31, 2010.

The Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended January 31, 2007, Unified earned fees of $15,879 from the Fund for administrative services provided to the Fund. The Fund also retains Unified to act as the Fund’s transfer agent and fund accountant. For the six months ended January 31, 2007, Unified earned fees of $10,133 from the Fund for transfer agent services provided and received $3,277 in reimbursement for out-of-pocket expenses. For the six months ended January 31, 2007, Unified earned fees of $10,081 from the Fund for fund accounting services provided. As of January 31, 2007 the Fund owed Unified $5,379 for administrative services. $2,598 for fund accounting services, $3,519 for transfer agent services and $901 in reimbursement for out-of-pocket expenses. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended January 31, 2007, the Custodian earned fees of $4,234 for custody services provided to the Fund. As of January 31, 2007, the Fund owed the Custodian $2,994 for custody services.

Polynous Securities, LLC (the “Distributor”), an affiliate of the Advisor, serves as principal underwriter for the Fund. For the six months ended January 31, 2007, the distributor earned no fees from underwriting or broker commissions on the sale of shares of the Fund. Kevin L. Wenck may be deemed to be an affiliate of the Distributor. The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”) under which the Fund will pay a fee at a rate of 0.25% per annum of the average daily net assets to reimburse the Distributor for expenses in distributing shares and promoting sales of the Fund. For the six months ended January 31, 2007, the Fund accrued $14,864 and paid out $12,305 pursuant to the 12b-1 plan. As of January 31, 2007, the Fund owed the Distributor $2,559 for expenses incurred under the 12b-1 plan.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2007

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended January 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

At January 31, 2007, the net unrealized depreciation of investments for tax purposes was as follows:

At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $12,529,560.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2007, no shareholder owned more than 25% of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At July 31, 2006, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,767,681, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2007

(Unaudited)

NOTE 8. CONTINGENT DEFERRED SALES CHARGE

There is no initial sales charge on purchases of shares of $500,000 or more; however, the dealer or other qualifying financial institutions receive a 1.00% fee from the Distributor and a contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares’ cost or net asset value at the time of redemption. In addition, shares purchased by certain investors investing $500,000 or more and those that have made arrangements with the Distributor are not subject to any initial sales charge or CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Distributor receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of sales commissions to selling dealers or qualifying financial institutions, as described above.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

There were no capital gain or income distributions for the fiscal years ended 2005 and 2006 or the six months ended January 31, 2007.

As of July 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of July 31, 2006, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of wash sales in the amount of $6,693.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at (800) 924-3863 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

DISTRIBUTOR

Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	4/4/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony Ghoston, President
Date	4/4/2007

By	/s/ James M. Landis
James M. Landis, Treasurer

Date	4/4/2007